Segment information - Net sales by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales to third parties	$ 9,370	$ 8,654	$ 8,222
Percentage of entity's revenue (as a percent)	100.00%	100.00%	100.00%
Total of selected non-current asset	$ 22,709	$ 23,031
Percentage of entity's non-current asset (as a percent)	100.00%	100.00%
Intangible assets and goodwill	$ 9,060	$ 9,689
Goodwill
Disclosure of geographical areas [line items]
Intangible assets and goodwill	8,926	8,926
Foreign countries | United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 4,312	$ 3,897	$ 3,651
Percentage of entity's revenue (as a percent)	46.00%	45.00%	44.00%
Total of selected non-current asset	$ 11,490	$ 11,695
Percentage of entity's non-current asset (as a percent)	51.00%	51.00%
Foreign countries | Japan
Disclosure of geographical areas [line items]
Net sales to third parties	$ 583	$ 568	$ 621
Percentage of entity's revenue (as a percent)	6.00%	7.00%	8.00%
Total of selected non-current asset	$ 34	$ 44
Percentage of entity's non-current asset (as a percent)	0.00%	0.00%
Foreign countries | China
Disclosure of geographical areas [line items]
Net sales to third parties	$ 526	$ 474	$ 486
Percentage of entity's revenue (as a percent)	6.00%	5.00%	6.00%
Total of selected non-current asset	$ 10	$ 9
Percentage of entity's non-current asset (as a percent)	0.00%	0.00%
Foreign countries | Other
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,885	$ 3,656	$ 3,404
Percentage of entity's revenue (as a percent)	41.00%	42.00%	41.00%
Total of selected non-current asset	$ 2,038	$ 1,821
Percentage of entity's non-current asset (as a percent)	9.00%	8.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 5,058	$ 4,757	$ 4,571
Percentage of entity's revenue (as a percent)	54.00%	55.00%	56.00%
Total of selected non-current asset	$ 11,219	$ 11,336
Percentage of entity's non-current asset (as a percent)	49.00%	49.00%
Country of domicile | Switzerland
Disclosure of geographical areas [line items]
Net sales to third parties	$ 64	$ 59	$ 60
Percentage of entity's revenue (as a percent)	1.00%	1.00%	1.00%
Total of selected non-current asset	$ 9,137	$ 9,462
Percentage of entity's non-current asset (as a percent)	40.00%	41.00%